financial instruments - Contract assets (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Mar. 31, 2017	Jan. 01, 2017	Dec. 31, 2016
Credit risk
Contract assets	$ 1,272	$ 1,191	$ 1,272	$ 1,191	$ 1,303	$ 1,279	$ 1,184	$ 1,205
Contract assets
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period	74	73	73
Transitional amount									$ 70
Adjusted opening balance					73	$ 74	$ 73		$ 70
Additions	7	7	19	18	39
Other	(9)	(10)	(20)	(18)	(36)
Balance, end of period	72	70	72	70	73
Cost/Gross amount
Credit risk
Contract assets	1,344		1,344		1,376			1,275
Allowance for doubtful accounts
Credit risk
Contract assets	(72)		(72)		(73)			(70)
The twelve month period ending one year hence
Credit risk
Contract assets	907	845	907	845	907			853
The twelve month period ending one year hence | Cost/Gross amount
Credit risk
Contract assets	958		958		958			901
The twelve month period ending one year hence | Allowance for doubtful accounts
Credit risk
Contract assets	(51)		(51)		(51)			(48)
The twelve month period ending two years hence
Credit risk
Contract assets	354	332	354	332	385			338
The twelve month period ending two years hence | Cost/Gross amount
Credit risk
Contract assets	374		374		407			359
The twelve month period ending two years hence | Allowance for doubtful accounts
Credit risk
Contract assets	(20)		(20)		(22)			(21)
Thereafter
Credit risk
Contract assets	11	$ 14	11	$ 14	11			14
Thereafter | Cost/Gross amount
Credit risk
Contract assets	12		12		$ 11			15
Thereafter | Allowance for doubtful accounts
Credit risk
Contract assets	$ (1)		$ (1)					$ (1)